Earnings per share	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
Basic EPS is calculated by dividing net income by the weighted average of our ordinary shares outstanding, which excludes 2,250,655 and 2,101,497 shares of unvested restricted stock as of June 30, 2019 and 2018, respectively. For the calculation of diluted EPS, the weighted average of our ordinary shares outstanding for basic EPS is adjusted by the effect of dilutive securities, provided under our equity compensation plans. The number of shares excluded from diluted shares outstanding was nil and 84,916 for the three and six months ended June 30, 2019, respectively, and nil for the three and six months ended June 30, 2018, because the effect of including these shares in the calculation would have been anti-dilutive.
Basic and diluted EPS for the three and six months ended June 30, 2019 and 2018 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Net income for the computation of basic EPS	$331,460	$254,240	$565,646	$519,639
Weighted average ordinary shares outstanding - basic	135,917,192	145,272,520	137,029,147	146,228,245
Basic EPS	$2.44	$1.75	$4.13	$3.55

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Net income for the computation of diluted EPS	$331,460	$254,240	$565,646	$519,639
Weighted average ordinary shares outstanding - diluted	137,072,268	149,474,890	138,396,628	151,858,686
Diluted EPS	$2.42	$1.70	$4.09	$3.42

Ordinary shares outstanding, excluding shares of unvested restricted stock, as of June 30, 2019 and December 31, 2018 were as follows:

	June 30, 2019	December 31, 2018
	Number of ordinary shares
Ordinary shares issued	146,847,345	151,847,345
Treasury shares	(10,244,359)	(9,172,681)
Ordinary shares outstanding	136,602,986	142,674,664
Shares of unvested restricted stock	(2,250,655)	(2,429,442)
Ordinary shares outstanding, excluding shares of unvested restricted stock	134,352,331	140,245,222